Audit and assurance services fees - Schedule of Billed and Accrued from its Independent Auditors (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Audit and assurance services fees [Abstract]
Audit services	€ 8.2	€ 11.3	€ 2.4
All other assurance services	0.2	0.3	0.1
Total audit and assurance services fees	€ 8.4	€ 11.6	€ 2.5